Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-term Investments
Summary of Short-term Investments

	As of December 31,
	2024	2025
	RMB	RMB
Held-to-maturity investments	1,027,846	23,032
Investments under fair value option	584,773	507,636
Total	1,612,619	530,668